PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Profit or Loss and Other Comprehensive Loss (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 26, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
General and administrative			$ (15,626,057)	$ (8,508,862)	$ (4,609,195)
Listing expense			(44,469,613)	0	0
Interest income from affiliates			302,808	664,219	561,372
Financing costs			(22,642,028)	(31,111,064)	(11,766,726)
Transaction-related costs			(7,628,685)	(6,150,988)	(306,059)
Profit (loss) before taxes			(9,863,991)	12,136,627	13,677,740
Income tax expense			(9,562,060)	(4,980,622)	(2,236,507)
PROFIT (LOSS) FOR THE YEAR			$ (19,426,051)	7,156,005	11,441,233
Parent
IfrsStatementLineItems [Line Items]
Dividend income	$ 17,500,000	$ 0		18,210,046	0
General and administrative	(198,250)	(4,694,035)		(2,878,896)	(498,457)
Listing expense	0	(44,469,613)		0	0
Interest income from affiliates	208,833	0		694,628	632,490
Financing costs	0	0		(718,844)	(1,226,265)
Transaction-related costs	(2,474,432)	(4,703,799)		(6,128,965)	0
Other income (expense), net	6,396	10,466,826		61,530	(4,875)
Profit (loss) before taxes	15,042,547	(43,400,621)		9,239,499	(1,097,107)
Income tax expense	(875,000)	0		(2,745,090)	0
PROFIT (LOSS) FOR THE YEAR	$ 14,167,547	$ (43,400,621)		$ 6,494,409	$ (1,097,107)